Contract assets	6 Months Ended
Jun. 30, 2025
Contract Assets
Contract assets

4	Contract assets

	December 31, 2024	June 30, 2025	June 30, 2025
	S$	S$	US$

Balance - beginning of the period	-	-	-
Increase resulting from satisfaction of performance obligations	-	-	-
Less: progress billings	-	-	-

Balance - end of the period	-	-	-